MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST  Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1998           New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Limited Term Municipal Trust for the six-month period ended September 30, 1998.

Since our last report six months ago, the securities markets continued to be impacted by global financial developments. International financial turmoil led to a flight-to-quality rally for U.S. Treasury bonds. Yields on Treasury bonds fell to record lows. Two recent events -- the collapse of Russia's currency and a coordinated bailout of a prominent "hedge" fund -- highlighted the ongoing difficulties.

The deflationary impact of the world financial crisis had begun to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower prices for oil and other commodities, cheaper imports and improved productivity offset the potential inflationary impact of high employment conditions. With inflation held in check, the Federal Reserve was able to provide liquidity by lowering short-term interest rates. In two separate moves since the end of September, the Federal Reserve Open Market Committee cut the federal-funds rate 50 basis points from 5.50 percent to 5.00 percent.

                                                                  TYPE OF REPORT
                                                                  --------------
                                                                  Semi-annual
BOND YIELDS 1994-1998

Date                AAA Ins                  Tsy                 % Relationship
----                -------                  ---                 --------------
12/31/93                 4.58%                    5.79%               79.10%
01/31/94                 4.46                     5.64                79.08%
02/28/94                 4.75                     6.13                77.49%
03/31/94                 5.42                     6.74                80.42%
04/29/94                 5.54                     7.04                78.69%
05/31/94                 5.44                     7.15                76.08%
06/30/94                 5.51                     7.32                75.27%
07/29/94                 5.36                     7.11                75.39%
08/31/94                 5.39                     7.17                75.17%
09/30/94                 5.60                     7.60                73.68%
10/31/94                 5.79                     7.81                74.14%
11/30/94                 6.07                     7.91                76.74%
12/30/94                 5.92                     7.82                75.70%
01/31/95                 5.73                     7.58                75.59%
02/28/95                 5.42                     7.20                75.28%
03/31/95                 5.34                     7.20                74.17%
04/28/95                 5.37                     7.05                76.17%
05/31/95                 5.06                     6.28                80.57%
06/30/95                 5.17                     6.20                83.39%
07/31/95                 5.06                     6.43                78.69%
08/31/95                 4.96                     6.28                78.98%
09/29/95                 4.90                     6.18                79.29%
10/31/95                 4.83                     6.02                80.23%
11/30/95                 4.75                     5.74                82.75%
12/29/95                 4.74                     5.57                85.10%
01/31/96                 4.69                     5.58                84.05%
02/29/96                 4.71                     6.10                77.21%
03/29/96                 5.02                     6.33                79.30%
04/30/96                 5.11                     6.67                76.61%
05/31/96                 5.24                     6.85                76.50%
06/28/96                 5.21                     6.71                77.65%
07/31/96                 5.16                     6.79                75.99%
08/30/96                 5.17                     6.94                74.50%
09/30/96                 5.08                     6.70                75.82%
10/31/96                 5.00                     6.34                78.86%
11/29/96                 4.79                     6.04                79.30%
12/31/96                 4.88                     6.42                76.01%
01/31/97                 5.04                     6.49                77.66%
02/28/97                 4.96                     6.55                75.73%
03/31/97                 5.17                     6.90                74.93%
04/30/97                 5.16                     6.72                76.79%
05/30/97                 5.01                     6.66                75.23%
06/30/97                 4.92                     6.50                75.69%
07/30/97                 4.61                     6.01                76.71%
08/31/97                 4.83                     6.34                76.18%
09/30/97                 4.70                     6.10                77.05%
10/31/97                 4.64                     5.83                79.59%
11/30/97                 4.69                     5.87                79.90%
12/31/97                 4.52                     5.74                78.75%
01/31/98                 4.42                     5.51                80.22%
02/28/98                 4.45                     5.62                79.18%
03/31/98                 4.55                     5.65                80.53%
04/30/98                 4.65                     5.67                82.01%
05/29/98                 4.55                     5.55                81.98%
06/30/98                 4.50                     5.45                82.57%
07/31/98                 4.54                     5.49                82.70%
08/31/98                 4.39                     4.98                88.15%
09/30/98                 4.25                     4.42                96.15%

10-Year U.S. Treasury Yields

10-Year Municipal Yields*

Municipal Yields as a Percentage of U.S. Treasury Yields

Source: Bloomberg L.P.
*Double "A"- rated General Obligation Bonds

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS September 30, 1998, continued

MUNICIPAL MARKET CONDITIONS

Municipal bond yields followed the downward trend in Treasury yields, although at a more moderate pace. At the end of September intermediate-term yields, as measured by 10-year double "A"-rated general obligation bonds, stood at 4.25 percent, their lowest level in 25 years. Over the past 12 months intermediate yields declined 45 basis points from 4.70 percent. In contrast, the 10-year U.S. Treasury yield fell 170 basis points.

As municipals lagged the rally in Treasuries, the ratio of intermediate-term municipal yields to comparable maturity Treasury yields rose sharply from 81 percent to 96 percent. (A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.) The rise in this ratio is similar to the jump witnessed in 1986 when radical tax-reform proposals threatened the favorable tax advantage of municipal bonds.



The overall decline in interest rates led to a substantial increase in new-issue municipal volume. Municipal issuance is on a pace to challenge 1993's record of $292 billion. Year to date, total municipal volume of $214 billion is up 37 percent. Half the underwritings have been enhanced with bond insurance. Refundings represent nearly one-third of total new issues.


PERFORMANCE

Morgan Stanley Dean Witter Limited Term Municipal Trust's total return for the six-month period ended September 30, 1998, was 3.47 percent. Total return was comprised of tax-free dividends totaling $0.20 per share and a $0.15 increase in net asset value from $10.26 to $10.41 per share.


PORTFOLIO STRUCTURE

As of September 30, 1998, intermediate-term municipal bonds represented 87 percent of the Fund's net assets. The Fund's short-term investment position was 12 percent of net assets. The portfolio was diversified among 13 specific municipal sectors and 36 separate issuers. Average maturity was 5 years and duration was 4 years. (Duration is a measure of a bond portfolio's sensitivity to interest rate movements.) Bonds subject to the alternative minimum tax (AMT) accounted for 14 percent of net assets. The portfolio maintained high quality with more than half of the bonds rated double or triple "A," as measured by Standard & Poor's Corp. or Moody's Investors Service, Inc. At the end of September, the Fund's net assets were in excess of $59 million.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS September 30, 1998, continued

CREDIT RATINGS AS OF SEPTEMBER 30, 1998
(% OF TOTAL BOND PORTFOLIO)
--------------------------------------------------------------------------------
          Aaa/AAA                                 28%
           Aa/AA                                  31%
            A/A                                   31%
          Baa/BBB                                  6%
            N/R                                    4%
                                                 ----
                                                 100%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


LARGEST SECTORS AS OF SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
General Obligation                                 9%
Education                                         11%
Electric                                           5%
Hospital                                           9%
IDR/PCR                                            5%
Mortgage                                           8%
Public Facilities                                 --
Nursing & Health                                  --
Resource Recovery                                 --
Retirement & Life Care                            --
Student Loan                                       7%
Transportation                                    11%
Water & Sewer                                      9%
Tax Allocation                                    --
Refunded                                          --
All Other                                         26%
                                                 ----
Total                                            100%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

LOOKING AHEAD

World economic conditions are expected to keep inflationary pressures under control and have contributed to lower interest rates. The fixed-income markets have also begun to anticipate the possibility of additional interest rate cuts by the Fed. With the municipal relationship to Treasuries as strong as it has been in 10 years, the outlook for municipal bonds continues to be favorable.

We appreciate your ongoing support of Morgan Stanley Dean Witter Limited Term Municipal Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                        COUPON   MATURITY
 THOUSANDS                                                                                         RATE      DATE         VALUE
-----------                                                                                     -------- ---------- -------------
            TAX-EXEMPT MUNICIPAL BONDS (87.1%)
            General Obligation (8.9%)
 $   1,000  Wilmington, Delaware, Refg Ser 1993 B (FGIC) ......................................  4.60%    07/01/04    $ 1,039,370
     1,000  Honolulu, Hawaii, Refg Ser 1993 B .................................................  5.00     10/01/03      1,050,020
     1,000  Rosemont, Illinois, Ser 1993 B ....................................................  5.30     12/01/04      1,070,960
     1,000  Massachusetts, Refg Ser 1993 C ....................................................  4.80     08/01/03      1,046,000
     1,000  Massillon City School District, Ohio, Refg Ser 1994 (AMBAC) .......................  4.70     12/01/05      1,048,930
 ---------                                                                                                            -----------
     5,000                                                                                                              5,255,280
 ---------                                                                                                            -----------
            Educational Facilities Revenue (10.7%)
     1,000  University of Delaware, Ser 1993 ..................................................  4.90     11/01/02      1,041,620
     1,000  Massachusetts Health & Educational Facilities Authority, Boston College Ser K .....  4.80     06/01/04      1,048,440
     2,000  University of Minnesota, Ser 1993 A ...............................................  4.80     08/15/03      2,086,120
     2,000  New York State Dormitory Authority, State University Ser 1993 B ...................  5.25     05/15/05      2,140,540
 ---------                                                                                                            -----------
     6,000                                                                                                              6,316,720
 ---------                                                                                                            -----------
            Electric Revenue (5.3%)
     1,000  Salt River Project Agricultural Improvement & Power District, Arizona,
              Refg Ser 1993 B .................................................................  4.75     01/01/03      1,038,120
     2,000  San Antonio, Texas, Electric & Gas Refg Ser 1994 ..................................  4.70     02/01/05      2,083,260
 ---------                                                                                                            -----------
     3,000                                                                                                              3,121,380
 ---------                                                                                                            -----------
            Hospital Revenue (8.8%)
     1,000  California Statewide Communities Development Authority, Cedars-Sinai Medical
              Center Ser 1993 .................................................................  4.70     11/01/03      1,045,950
     1,000  Michigan Hospital Finance Authority, McLaren Obligated Group Ser 1993 A ...........  5.00     10/15/04      1,048,810
     1,000  Murray, Utah, IHC Hospitals Inc Refg Ser 1993 (AMBAC) .............................  5.00     05/15/04      1,055,030
     1,000  Fairfax County Industrial Development Authority, Virginia, Inova Health System
              Foundation Refg Ser 1993 A ......................................................  4.70     08/15/04      1,041,070
     1,000  Wisconsin Health & Educational Facilities Authority, Hospital Sisters Services
 ---------
            Ser 1993 (MBIA) ...................................................................  5.00     06/01/03      1,043,890
     5,000                                                                                                            -----------
 ---------                                                                                                              5,234,750
            Industrial Development/Pollution Control Revenue (5.2%)                                                   -----------
     1,000  Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 ..........  5.875    08/01/08      1,047,410
     2,000  Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ......................................  5.50     09/01/03      2,059,320
 ---------                                                                                                            -----------
     3,000                                                                                                              3,106,730
 ---------                                                                                                            -----------
            Mortgage Revenue -- Multi-Family (3.7%)
     2,130  Wisconsin Housing & Economic Development Authority, Ser 1993 B (AMT) ..............  5.10     11/01/03      2,191,727
 ---------                                                                                                            -----------
            Mortgage Revenue -- Single Family (3.5%)
     2,000  Connecticut Housing Finance Authority, 1993 Subser F-1 ............................  4.90     05/15/04      2,064,940
 ---------                                                                                                            -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON   MATURITY
 THOUSANDS                                                                                      RATE      DATE         VALUE
-----------                                                                                   -------- ---------- --------------
              Public Facilities Revenue (4.4%)
 $   1,000    Regional Convention & Sports Complex Authority, Missouri, Refg Ser A 1993 ..... 4.75%    08/15/04    $ 1,035,170
     1,500    Ohio Building Authority, Correctional Refg 1994 Ser A ......................... 4.65     10/01/04      1,558,875
 ---------                                                                                                         -----------
     2,500                                                                                                           2,594,045
 ---------                                                                                                         -----------
              Resource Recovery Revenue (3.5%)
     2,000    Northeast Maryland Waste Disposal Authority, Montgomery County
 ---------
              Ser 1993 A (AMT) .............................................................. 5.50     07/01/01      2,083,700
                                                                                                                   -----------
              Student Loan Revenue (7.0%)
     2,000    Montana Higher Education Student Assistance Corporation, Senior
              Ser 1993 B (AMT) .............................................................. 5.10     12/01/01      2,067,780
     2,000    South Carolina Education Assistance Authority, Ser 1993 A-1 (AMT) ............. 5.00     09/01/03      2,075,780
 ---------                                                                                                         -----------
     4,000                                                                                                           4,143,560
 ---------                                                                                                         -----------
              Tax Allocation Revenue (3.2%)
     1,815    Pleasanton Joint Powers Financing Authority, California, Reassessment
 ---------
              Ser 1993 A .................................................................... 5.60     09/02/00      1,875,258
                                                                                                                   -----------
              Transportation Facilities Revenue (10.6%)
     1,000    Delaware River & Bay Authority, Delaware & New Jersey, Ser 1993+ .............. 4.50     01/01/04      1,029,150
     2,000    Washington Metropolitan Area Transit Authority, District of Columbia,
                Maryland and Virginia, Refg Ser 1993 (FGIC)++ ............................... 4.90     01/01/05      2,104,240
     1,000    Chicago, Illinois, Chicago-O'Hare Int'l Airport Refg Ser 1993 A ............... 4.80     01/01/05      1,037,090
     2,000    Harris County, Texas, Toll Road Refg Ser 1994 (AMBAC) ......................... 4.85     08/15/05      2,109,820
 ---------                                                                                                         -----------
     6,000                                                                                                           6,280,300
 ---------                                                                                                         -----------
              Water & Sewer Revenue (8.8%)
     1,000    Atlanta, Georgia, Water & Sewer Ser 1993 ...................................... 4.50     01/01/04      1,031,070
     1,000    Massachusetts Water Resources Authority, Ser 1993 C ........................... 5.25     12/01/06      1,079,810
     1,000    New York City Municipal Water Finance Authority, New York, Ser 1994 B ......... 5.125    06/15/04      1,059,990
     1,000    Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993 A (FGIC) ...... 4.60     09/01/03      1,033,290
     1,000    Southeastern Public Service Authority, Virginia, Regional Solid Waste
 ---------
                Refg Ser 1993 A (MBIA) ...................................................... 4.70     07/01/04      1,038,720
                                                                                                                   -----------
     5,000                                                                                                           5,242,880
 ---------                                                                                                         -----------
              Other Revenue (3.5%)
     2,000    Pennsylvania Intergovernmental Cooperation Authority, Special Tax
 ---------
                Ser 1993 (FGIC) ............................................................. 5.05     06/15/04      2,097,060
                                                                                                                   -----------
    49,445
 ---------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS
              (Identified Cost $49,248,849) ...................................................................     51,608,330
                                                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE         VALUE
-----------                                                                              ------------ ------------ -------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (11.6%)
 $  2,600     Hapeville Development Authority, Georgia, Hapeville Hotel Ltd
                Ser 1985 (Demand 10/01/98) ............................................. 4.10*%       11/01/15      $ 2,600,000
    2,200     East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
                (Demand 10/01/98) ...................................................... 4.10*        11/01/19        2,200,000
    2,100     Metropolitan Nashville Airport Authority, Tennessee, American Airlines Inc
 --------
                Refg Ser 1995 A (Demand 10/01/98) ...................................... 4.10*        10/01/12        2,100,000
                                                                                                                    -----------
    6,900     TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------
              (Identified Cost $6,900,000) .....................................................................      6,900,000
                                                                                                                    -----------
 $ 56,345
=========
              TOTAL INVESTMENTS
              (Identified Cost $56,148,849) (a) ...................................................    98.7%         58,508,330
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......................................     1.3             762,776
                                                                                                      -----         -----------
              NET ASSETS ..........................................................................   100.0%        $59,271,106
                                                                                                      =====         ===========

---------------
AMT   Alternative Minimum Tax.
+     Joint exemption in Delaware and New Jersey.
++    Joint exemption in District of Columbia, Maryland and Virginia.
*     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate unrealized appreciation is $2,359,481.

Bond Insurance:
--------------
AMBAC AMBAC Indemnity Corporation.
FGIC  Financial Guaranty Insurance Company.
MBIA  Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued


--------------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS

                Based on Market Value as a Percent of Net Assets
                               September 30, 1998


Arizona ......................    1.8%     Massachusetts ................    7.1%     Tennessee ....................    3.5%
California ...................    4.9      Michigan .....................    1.8      Texas ........................    7.1
Connecticut ..................    3.5      Minnesota ....................    3.5      Utah .........................    1.8
Delaware .....................    5.2      Missouri .....................    1.7      Virginia .....................    7.0
District of Columbia .........    3.6      Montana ......................    3.5      Wisconsin ....................    8.9
Georgia ......................    6.1      New Jersey ...................    1.7      Joint Exemptions* ............   (8.8)
Hawaii .......................    1.8      New York .....................    5.4                                       ----
Illinois .....................    3.6      Ohio .........................    4.4      Total ........................   98.7%
Louisiana ....................    3.7      Pennsylvania .................    5.3                                       ====
Maryland .....................    7.1      South Carolina ...............    3.5



---------------
* Joint exemptions have been included in each geographic location.
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $56,148,849).......................................  $58,508,330
Cash .................................................................       87,464
Receivable for:
   Interest ..........................................................      661,282
   Shares of beneficial interest sold ................................      129,489
Prepaid expenses and other assets ....................................       48,286
                                                                        -----------
   TOTAL ASSETS ......................................................   59,434,851
                                                                        -----------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased .........................       74,581
   Investment management fee .........................................       23,958
   Dividends to shareholders .........................................       12,406
Accrued expenses .....................................................       52,800
                                                                        -----------
   TOTAL LIABILITIES .................................................      163,745
                                                                        -----------
   NET ASSETS ........................................................  $59,271,106
                                                                        ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ......................................................  $65,700,373
Net unrealized appreciation ..........................................    2,359,481
Accumulated net realized loss ........................................   (8,788,748)
                                                                        -----------
   NET ASSETS ........................................................  $59,271,106
                                                                        ===========
NET ASSET VALUE PER SHARE,
 5,694,090 shares outstanding (unlimited shares authorized of $.01 par
  value) .............................................................  $     10.41
                                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended September 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $1,316,991
                                                 ----------
EXPENSES
Investment management fee .....................     140,163
Professional fees .............................      22,144
Shareholder reports and notices ...............      16,806
Registration fees .............................      16,557
Transfer agent fees and expenses ..............      15,777
Trustees' fees and expenses ...................      11,903
Organizational expenses .......................       7,198
Custodian fees ................................       1,298
Other .........................................       5,069
                                                 ----------
   TOTAL EXPENSES .............................     236,915
Less: expense offset ..........................      (1,295)
                                                 ----------
   NET EXPENSES ...............................     235,620
                                                 ----------
   NET INVESTMENT INCOME ......................   1,081,371
                                                 ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................         600
Net change in unrealized appreciation .........     832,989
                                                 ----------
   NET GAIN ...................................     833,589
                                                 ----------
NET INCREASE ..................................  $1,914,960
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                FOR THE SIX         FOR THE YEAR
                                                               MONTHS ENDED            ENDED
                                                            SEPTEMBER 30, 1998     MARCH 31, 1998
                                                           -------------------- -----------------
                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................     $ 1,081,371        $  2,211,157
Net realized gain ........................................             600               8,679
Net change in unrealized appreciation/depreciation .......         832,989           1,901,212
                                                               -----------        ------------
   NET INCREASE ..........................................       1,914,960           4,121,048
Dividends from net investment income .....................      (1,081,371)         (2,211,157)
Net increase (decrease) from transactions in shares of
  beneficial interest ....................................         937,453          (5,507,667)
                                                               -----------        ------------
   NET INCREASE (DECREASE) ...............................       1,771,042          (3,597,776)
NET ASSETS:
Beginning of period ......................................      57,500,064          61,097,840
                                                               -----------        ------------
   END OF PERIOD .........................................     $59,271,106        $ 57,500,064
                                                               ===========        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Limited Term Municipal Trust (the "Fund"), formerly Dean Witter Limited Term Municipal Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., paid the organizational expenses of the Fund in the amount of $141,529 which were reimbursed exclusive of $12,651 which was absorbed by the Investment Manager. Such expenses have been deferred and were fully amortized as of July 11, 1998.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from calls of portfolio securities, excluding short-term investments, for the six months ended September 30, 1998 aggregated $20,600.

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,971. At September 30, 1998, the Fund had an accrued pension liability of $29,626 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                 FOR THE SIX                          FOR THE YEAR
                                                 MONTHS ENDED                            ENDED
                                              SEPTEMBER 30, 1998                     MARCH 31, 1998
                                      ----------------------------------   ----------------------------------
                                                 (unaudited)
                                           SHARES            AMOUNT             SHARES            AMOUNT
                                      ---------------   ----------------   ---------------   ----------------
Sold ..............................       1,099,693      $  11,331,015         2,295,609      $  23,451,451
Reinvestment of dividends .........          83,399            857,511           170,238          1,728,340
                                          ---------      -------------         ---------      -------------
                                          1,183,092         12,188,526         2,465,847         25,179,791
Repurchased .......................      (1,094,491)       (11,251,073)       (3,025,601)       (30,687,458)
                                         ----------      -------------        ----------      -------------
Net increase (decrease) ...........          88,601      $     937,453          (559,754)     $  (5,507,667)
                                         ==========      =============        ==========      =============

5. FEDERAL INCOME TAX STATUS

At March 31, 1998, the Fund had net capital loss carryover of approximately $8,789,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:



     AMOUNT IN THOUSANDS
-----------------------------
    2003       2004     2005
----------- --------- -------
$  4,621    $3,941    $227
========    ======    ====

MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                 FOR THE SIX                         FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED      -----------------------------------------------------------------
                                             SEPTEMBER 30, 1998        1998             1997               1996             1995
                                           ---------------------- -------------- ------------------ ------------------ ------------
                                                 (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....     $     10.26          $    9.91        $    9.95          $    9.56        $    9.61
                                               ------------         ---------        -----------        -----------      ---------
Net investment income ....................            0.20               0.40             0.40               0.41             0.42
Net realized and unrealized gain (loss) ..            0.15               0.35            (0.04)              0.39             (0.05)
                                               ------------         ---------        -----------        -----------      ----------
Total from investment operations .........            0.35               0.75             0.36               0.80             0.37
Less dividends from net investment income            (0.20)             (0.40)           (0.40)             (0.41)           (0.42)
                                               ------------         ----------       -----------        -----------      ----------
Net asset value, end of period ...........     $     10.41          $   10.26        $    9.91          $    9.95        $    9.56
                                               ============         ==========       ===========        ===========      ==========
TOTAL INVESTMENT RETURN+ .................            3.47%(1)           7.70%            3.65%              8.42%            4.01%
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................            0.85%(2)(4)        0.83%            0.88%(4)           0.87%(4)         0.76%
Net investment income ....................            3.86%(2)           3.92%            3.99%              4.09%            4.41%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..        $ 59,271            $57,500          $61,098            $72,766          $85,499
Portfolio turnover rate ..................              --                 --               --                 --                2%


                                                       FOR THE PERIOD
                                                       JULY 12, 1993*
                                                          THROUGH
                                                       MARCH 31, 1994
                                                   ---------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............         $     10.00
                                                           -------------
Net investment income ............................                0.29
Net realized and unrealized gain (loss) ..........               (0.39)
                                                           -------------
Total from investment operations .................               (0.10)
Less dividends from net investment income ........               (0.29)
                                                           -------------
Net asset value, end of period ...................         $      9.61
                                                           =============
TOTAL INVESTMENT RETURN+ .........................               (1.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................                0.31 %(2)(3)
Net investment income ............................                3.92 %(2)(3)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ..........            $170,589
Portfolio turnover rate ..........................                   6 %(1)

-------------
*     Commencement of operations.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were assumed/reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.75% and 3.48%, respectively.
(4)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST



SEMIANNUAL REPORT
SEPTEMBER 30, 1998